Alger AI Enablers & Adopters Annual Total Returns	12 Months Ended
Dec. 31, 2025
Class I Shares [Member] | Alger AI Enablers & Adopters | Class I
Prospectus [Line Items]
Annual Return [Percent]	40.73%